Corporate Information (Details) - License			6 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2024
Corporate Information [Line Items]
Number of licenses			54
Ownership interest percentage	[1]		20.00%	20.00%
EV Resources Limited [Member]
Corporate Information [Line Items]
Ownership interest percentage			20.00%
Tanbreez Mining [Member]
Corporate Information [Line Items]
Ownership interest percentage			42.00%
Forecast [Member]
Corporate Information [Line Items]
Number of licenses		20

[1]	On 29 February 2024 upon completion of the Transaction, European Lithium Ltd transferred to the Group a 20% interest in EV Resources GmbH (previously Jadar Lithium GmbH), the holder of the Weinebene and Eastern Alps Projects which lies 20km to the east of the Wolfsberg Project. The initial investment was valued at $345,502 upon completion of the Transaction based on the carrying value of the investments in the accounts of European Lithium Ltd at the date of the transfer.